SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Nov. 30, 2022
Disclosure Of Significant Accounting Policies [Abstract]
Disclosure of subsidiaries [Table Text Block]
Entity	Country of Incorporation	Effective Economic Interest

Plymouth Rock Technologies Inc. ("Plymouth Rock USA")	USA	100%

Plymouth Rock Technologies Inc. ("PRT UK")	UK	100%

Tetra Drones Ltd. ("Tetra Drones")	UK	100%

Disclosure of depreciation rates applicable to each category of property and equipment [Table Text Block]
Computer equipment 55% declining balance	Vehicles 30% declining balance
Furniture 20% declining balance	Leasehold improvements 30% declining balance
Demo equipment 20% declining balance